Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2022
T18-NPRT3-0622
1.9880052.105

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.2%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	161,360	$3,043,249
Verizon Communications, Inc.	83,249	3,854,429
		6,897,678
Entertainment – 0.7%
Activision Blizzard, Inc.	34,494	2,607,746
Warner Bros Discovery, Inc. (a)	38,830	704,765
		3,312,511
Interactive Media & Services – 3.6%
Alphabet, Inc. Class A (a)	7,023	16,027,820
Media – 1.7%
Cable One, Inc.	1,373	1,601,193
Comcast Corp. Class A	91,003	3,618,279
Omnicom Group, Inc.	28,757	2,189,270
		7,408,742
Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc. (a)	23,397	2,881,107
TOTAL COMMUNICATION SERVICES		36,527,858
CONSUMER DISCRETIONARY – 10.8%
Diversified Consumer Services – 0.6%
Service Corp. International	39,362	2,582,541
Hotels, Restaurants & Leisure – 2.0%
Domino's Pizza, Inc.	5,667	1,915,446
McDonald's Corp.	17,110	4,263,127
Starbucks Corp.	37,231	2,778,922
		8,957,495
Household Durables – 0.5%
Garmin Ltd.	20,360	2,234,306
Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc. (a)	5,588	13,889,701
Multiline Retail – 0.8%
Dollar General Corp.	13,933	3,309,506
Specialty Retail – 3.0%
AutoZone, Inc. (a)	1,380	2,698,549
O'Reilly Automotive, Inc. (a)	4,275	2,593,001
The Home Depot, Inc.	17,899	5,376,860
The TJX Cos., Inc.	46,609	2,856,199
		13,524,609
Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. Class B	30,009	3,742,122
TOTAL CONSUMER DISCRETIONARY		48,240,280
CONSUMER STAPLES – 6.0%
Beverages – 1.0%
PepsiCo, Inc.	26,240	4,505,671
Food & Staples Retailing – 1.0%
Walmart, Inc.	29,398	4,497,600

	Shares	Value

Food Products – 1.1%
Hormel Foods Corp. (b)	44,135	$2,312,233
The Hershey Co.	11,211	2,531,107
		4,843,340
Household Products – 2.9%
Colgate-Palmolive Co.	32,900	2,534,945
Kimberly-Clark Corp.	18,051	2,506,020
The Clorox Co.	13,208	1,894,952
The Procter & Gamble Co.	38,295	6,148,262
		13,084,179
TOTAL CONSUMER STAPLES		26,930,790
ENERGY – 3.9%
Oil, Gas & Consumable Fuels – 3.9%
Cabot Oil & Gas Corp.	56,872	1,637,345
Cheniere Energy, Inc.	12,162	1,651,721
Chevron Corp.	29,190	4,573,197
Exxon Mobil Corp.	59,906	5,106,986
Kinder Morgan, Inc.	85,032	1,543,331
ONEOK, Inc.	22,611	1,431,955
The Williams Cos., Inc.	49,578	1,700,030
TOTAL ENERGY		17,644,565
FINANCIALS – 12.1%
Capital Markets – 4.1%
CME Group, Inc.	18,192	3,990,233
FactSet Research Systems, Inc.	8,621	3,478,487
Houlihan Lokey, Inc.	34,095	2,839,773
Intercontinental Exchange, Inc.	33,050	3,827,520
S&P Global, Inc.	10,954	4,124,181
		18,260,194
Insurance – 8.0%
Arthur J Gallagher & Co.	24,547	4,135,924
Assurant, Inc.	23,298	4,237,440
Brown & Brown, Inc.	54,214	3,360,184
Chubb Ltd.	21,293	4,395,940
Erie Indemnity Co. Class A (b)	19,088	3,059,425
Marsh & McLennan Cos., Inc.	28,141	4,550,400
The Progressive Corp.	37,752	4,053,055
The Travelers Cos., Inc.	22,686	3,880,667
WR Berkley Corp.	60,340	4,012,006
		35,685,041
TOTAL FINANCIALS		53,945,235
HEALTH CARE – 13.4%
Biotechnology – 1.1%
Amgen, Inc.	21,000	4,896,990
Health Care Equipment & Supplies – 4.7%
Abbott Laboratories	44,854	5,090,929
Baxter International, Inc.	44,145	3,136,944
Danaher Corp.	18,412	4,623,805

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Medtronic PLC	47,256	$4,931,636
ResMed, Inc.	15,643	3,128,131
		20,911,445
Health Care Providers & Services – 2.0%
UnitedHealth Group, Inc.	17,066	8,678,914
Pharmaceuticals – 5.6%
Eli Lilly & Co.	22,252	6,500,477
Johnson & Johnson	47,938	8,650,891
Merck & Co., Inc.	69,659	6,178,057
Zoetis, Inc.	21,730	3,851,643
		25,181,068
TOTAL HEALTH CARE		59,668,417
INDUSTRIALS – 9.1%
Aerospace & Defense – 2.2%
L3Harris Technologies, Inc.	12,741	2,959,224
Lockheed Martin Corp.	8,482	3,665,242
Northrop Grumman Corp.	7,680	3,374,592
		9,999,058
Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.	26,705	2,834,736
Commercial Services & Supplies – 1.9%
Republic Services, Inc.	20,100	2,698,827
Rollins, Inc.	76,198	2,555,681
Waste Management, Inc.	19,655	3,232,068
		8,486,576
Industrial Conglomerates – 0.7%
3M Co.	20,048	2,891,323
Machinery – 2.0%
Graco, Inc.	33,025	2,048,211
Otis Worldwide Corp.	32,300	2,352,732
PACCAR, Inc.	27,660	2,297,163
The Toro Co.	24,579	1,969,515
		8,667,621
Professional Services – 1.7%
Booz Allen Hamilton Holding Corp.	31,038	2,533,632
Exponent, Inc.	25,083	2,403,202
Verisk Analytics, Inc.	13,252	2,704,071
		7,640,905
TOTAL INDUSTRIALS		40,520,219
INFORMATION TECHNOLOGY – 27.5%
IT Services – 14.8%
Akamai Technologies, Inc. (a)	47,589	5,343,293
Amdocs Ltd.	69,488	5,537,499
Automatic Data Processing, Inc.	30,179	6,584,454
Concentrix Corp.	26,741	4,211,173
Fiserv, Inc. (a)	55,867	5,470,497
Jack Henry & Associates, Inc.	32,242	6,112,438

	Shares	Value

Mastercard, Inc. Class A	22,899	$ 8,321,039
Maximus, Inc.	69,750	5,083,380
Paychex, Inc.	47,661	6,040,078
VeriSign, Inc. (a)	25,071	4,479,937
Visa, Inc. Class A	40,925	8,722,345
		65,906,133
Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.	153,007	6,669,575
Texas Instruments, Inc.	39,950	6,801,488
		13,471,063
Software – 9.7%
Citrix Systems, Inc.	52,702	5,275,470
Microsoft Corp.	99,140	27,513,333
Oracle Corp.	81,626	5,991,348
Tyler Technologies, Inc. (a)	11,825	4,667,446
		43,447,597
TOTAL INFORMATION TECHNOLOGY		122,824,793
MATERIALS – 2.7%
Chemicals – 1.3%
Air Products & Chemicals, Inc.	5,222	1,222,314
Balchem Corp.	5,999	739,077
Ecolab, Inc.	6,889	1,166,583
Linde PLC (a)	8,112	2,530,619
		5,658,593
Construction Materials – 0.4%
Martin Marietta Materials, Inc.	2,796	990,399
Vulcan Materials Co.	5,708	983,431
		1,973,830
Containers & Packaging – 0.6%
AptarGroup, Inc.	7,577	870,067
Ball Corp.	12,014	975,056
Packaging Corp. of America	6,367	1,026,170
		2,871,293
Metals & Mining – 0.4%
Newmont Corp.	21,471	1,564,162
TOTAL MATERIALS		12,067,878
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
Agree Realty Corp.	10,268	697,403
American Tower Corp.	7,375	1,777,522
Crown Castle International Corp.	8,042	1,489,459
CubeSmart	14,117	670,699
Digital Realty Trust, Inc.	7,221	1,055,132
Equinix, Inc.	1,828	1,314,478
Equity Lifestyle Properties, Inc.	9,589	741,038
Essex Property Trust, Inc.	2,548	838,980
Extra Space Storage, Inc.	4,423	840,370
Medical Properties Trust, Inc.	33,862	622,722
Mid-America Apartment Communities, Inc.	4,101	806,585
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Prologis, Inc.	11,923	$ 1,911,138
Public Storage	3,311	1,230,036
Realty Income Corp.	14,991	1,039,776
TOTAL REAL ESTATE		15,035,338
UTILITIES – 2.7%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	16,767	1,661,777
Duke Energy Corp.	18,025	1,985,634
Eversource Energy	15,299	1,337,133
Xcel Energy, Inc.	20,520	1,503,295
		6,487,839
Multi-Utilities – 1.2%
Ameren Corp.	14,369	1,334,880
CMS Energy Corp.	18,897	1,298,035
Consolidated Edison, Inc.	15,549	1,442,014
WEC Energy Group, Inc.	14,071	1,407,804
		5,482,733
TOTAL UTILITIES		11,970,572
TOTAL COMMON STOCKS (Cost $430,931,554)		445,375,945
Money Market Funds – 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.32% (c)	547,940	$ 548,050
Fidelity Securities Lending Cash Central Fund, 0.32% (c)(d)	713,636	713,707
TOTAL MONEY MARKET FUNDS (Cost $1,261,757)		1,261,757
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $432,193,311)		446,637,702
NET OTHER ASSETS (LIABILITIES) (e) – (0.1%)		(491,412)
NET ASSETS – 100.0%		$446,146,290

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $38,080 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	34	June 2022	$701,675	$(20,612)	$(20,612)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$ 556,788	$10,497,109	$10,505,847	$ 500	$—	$—	$ 548,050	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	940,440	26,087,610	26,314,343	1,455	—	—	$ 713,707	0.0%
Total	$1,497,228	$36,584,719	$36,820,190	$1,955	$—	$—	$1,261,757
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Quarterly Report	4

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6